Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-12610
Entity Registrant Name	Grupo Televisa, S.A.B.
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0000912892
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Av. Vasco de Quiroga No. 2000
Entity Address, City or Town	Colonia Santa Fe
Entity Address, Postal Zip Code	01210
Entity Address, Country	MX
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG Cárdenas Dosal S.C.
Auditor Firm ID	1141
Auditor Location	Mexico City, Mexico
Business Contact
Document Information
Entity Address, Address Line One	Av. Vasco de Quiroga No. 2000
Entity Address, City or Town	Colonia Santa Fe
Entity Address, Postal Zip Code	01210
Entity Address, Country	MX
Contact Personnel Name	Luis Alejandro Bustos Olivares
Contact Personnel Fax Number	(011-52) (55) 5261-2546
Contact Personnel Email Address	labustoso @televisa.com.mx
Country Region	011-52
City Area Code	55
Local Phone Number	5022-5899
Series "A" Shares
Document Information
Title of 12(b) Security	Series “A” Shares, without par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	114,750,278,764
Series "B" Shares
Document Information
Title of 12(b) Security	Series “B” Shares, without par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	51,649,677,023
Series "L" Shares
Document Information
Title of 12(b) Security	Series “L” Shares, without par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	82,169,882,496
Series D Shares [Member]
Document Information
Title of 12(b) Security	Dividend Preferred Shares, without par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	82,169,882,496
GDSs
Document Information
Title of 12(b) Security	Global Depositary Shares
Trading Symbol	TV
Security Exchange Name	NYSE
CPOs
Document Information
Title of 12(b) Security	CPO
No Trading Symbol Flag	true
Security Exchange Name	NYSE